Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Impact in Consolidated Financial Statements upon Application of Hyperinflation (Detail)
$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of corporate information [Line Items]
Operating revenues	$ 1,038,207,681	$ 52,747	$ 1,021,633,535	$ 975,412,488
Gain on net monetary positions	4,429,145	225
Income tax	(46,477,079)	(2,361)	(24,941,511)	(11,398,856)
Operating income	139,557,171	$ 7,090	100,143,303	109,610,310
Current assets	349,055,524		342,235,218		$ 17,734
Total liabilities	1,183,350,970		1,225,578,335	1,244,018,507	60,121
Total equity	245,872,422		$ 260,633,517	$ 271,023,767	$ 12,492	$ 160,854,186
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of corporate information [Line Items]
Operating revenues	6,286,140
Operating loss	(1,423,252)
Financial loss	(1,289,317)
Gain on net monetary positions	4,429,145
Income tax	(770,928)
Operating income	945,647
Current assets	1,866,674
Non-current assets	19,796,073
Total liabilities	4,890,166
Total equity	$ 16,772,581